S000105352 [Member] N-1A Cover	Jun. 22, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	NATIXIS ETF TRUST
Entity Central Index Key	0001526787
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 22, 2026
Prospectus Date	Jun. 22, 2026